UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ----------------


Check here if Amendment [  ]: Amendment Number: ______________

        This Amendment (Check only one):   |_|  is a restatement
                                           |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, NY 10012


Form 13F File Number:      028-11711
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony L. Davis
Title:    Managing Member of Anchorage Advisors Management, LLC
Phone:    212-432-4600

Signature, Place and Date of Signing:


 /s/ Anthony L. Davis              New York, New York          May 15, 2007
-----------------------------     --------------------     --------------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                            --------------------

Form 13F Information Table Entry Total:                                23
                                                            --------------------

Form 13F Information Table Value Total:                          $497,129
                                                            --------------------
                                                               (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



        None

                                                        ANCHORAGE ADVISORS, LLC
                                                               FORM 13F
                                                     Quarter Ended March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                               VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS TITLE      CUSIP      (X$1,000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ALCATEL-LUCENT                  SPONSORED ADR   013904305       $11,820 1,000,000  SH         SOLE             1,000,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ATP OIL & GAS CORP                   COM        00208J108       $45,577 1,212,166  SH         SOLE             1,212,166
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
BALLY TOTAL FITNESS HLDG COR         COM        05873K108           $82   134,603  SH         SOLE               134,603
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
CF INDS HLDGS INC                    COM        125269100       $68,904 1,787,384  SH         SOLE             1,787,384
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
COMMUNITY HEALTH SYS INC NEW         COM        203668108       $12,338   350,000  SH         SOLE               350,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
DESIGN WITHIN REACH INC              COM        250557105        $2,984   519,935  SH         SOLE               519,935
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
EDDIE BAUER HLDGS INC                COM        071625107       $15,634 1,375,000  SH         SOLE             1,375,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ENERGY METALS CORP                   COM        29271B106       $14,625 1,220,300  SH         SOLE             1,220,300
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
FRONTEER DEV GROUP INC               COM        35903Q106       $42,268 3,293,900  SH         SOLE             3,293,900
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ICO GLOBAL COMM HLDGS LTD DE         CL A       44930K108        $1,654   424,083  SH         SOLE               424,083
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
KAISER ALUMINUM CORP            COM PAR $0.01   483007704       $17,394   223,000  SH         SOLE               223,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
LINCARE HLDGS INC                    COM        532791100          $120   100,000  SH PUT     SOLE               100,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
NRG ENERGY INC                     COM NEW      629377508       $66,817   927,500  SH         SOLE               927,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
PINNACLE AIRL CORP                   COM        723443107       $11,873   686,704  SH         SOLE               686,704
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
PXRE GROUP LTD                       COM        G73018106        $5,321 1,108,536  SH         SOLE             1,108,536
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
REDENVELOPE INC                      COM        75733R601        $1,157   143,500  SH         SOLE               143,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ROTECH HEALTHCARE INC                COM        778669101          $133    77,801  SH         SOLE                77,801
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
SPANISH BROADCASTING SYS INC         CL A       846425882        $1,632   408,100  SH         SOLE               408,100
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TENET HEALTHCARE CORP                COM        88033G100       $23,068 3,587,500  SH         SOLE             3,587,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TERRA INDS INC                       COM        880915103      $107,364 6,135,100  SH         SOLE             6,135,100
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TITAN INTL INC ILL                   COM        88830M102       $22,974   907,000  SH         SOLE               907,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TRUMP ENTMT RESORTS INC              COM        89816T103       $18,104 1,001,894  SH         SOLE             1,001,894
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
WATSON PHARMACEUTICALS INC           COM        942683103        $5,286   200,000  SH         SOLE               200,000
------------------------------------------------------------------------------------------------------------------------------------